091-21882fn

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 9 Copies

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

SEC Mail Processing Section
DEC 21 2016
Washington DC
412

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   Bats BZX Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   See Attached.
3. Class of New Derivative Securities Product:
   See Attached.
4. Name of Underlying Instrument:
   See Attached.
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   See Attached.
6. Ticker Symbol(s) of New Derivative Securities Product:
   See Attached.
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades: See Attached.
8. Settlement Methodology of New Derivative Securities Product:
   Trades Locked in at Exchange and settled at NSCC.
9. Position Limits of New Derivative Securities Product (if applicable):
   Not Applicable.

16019699

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

RECEIVED
2016 DEC 21 PM 12:44
SEC / TM

Name of Official Responsible for Form:
Anders Franzon

Title:
SVP, Associate General Counsel

Telephone Number:
913-815-7154

Manual Signature of Official Responsible for Form:

Date:
December 20, 2016

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	DEC 21 2016

SEC 2449 (6-01)

ATTACHMENT TO FORM 19b-4(e)
FOR NEW DERIVATIVE SECURITIES PRODUCTS ("NDSPs") TRADED ON BATS BZX EXCHANGE, INC.
COMMENCING ON DECEMBER 14, 2016

(6) Ticker Symbol	(2) Type of Issuer of NDSP	(3) Class of NDSP	(4) Name of Underlying Instrument	(7) Market(s) upon Which Securities Comprising Underlying Instrument Trades	(5) Broad or Narrow
NULG	Trust	Investment Company Units	TIAA ESG USA Large-Cap Growth Index	U.S.	Broad
NULV	Trust	Investment Company Units	TIAA ESG USA Large-Cap Value Index	U.S.	Broad
NUMG	Trust	Investment Company Units	TIAA ESG USA Mid-Cap Growth Index	U.S.	Broad
NUMV	Trust	Investment Company Units	TIAA ESG USA Mid-Cap Value Index	U.S.	Broad
NUSC	Trust	Investment Company Units	TIAA ESG USA Small-Cap Index	U.S.	Broad
DIVO	Trust	Investment Company Units	Prime 5 US Dividend ETF Index	U.S.	Broad
SGQI	Trust	Investment Company Units	SGI Global Quality Income Index	Global	Broad
UWT	Corp	Index Linked Notes	S&P GSCI Crude Oil Index ER	U.S.	Narrow
DWT	Corp	Index Linked Notes	S&P GSCI Crude Oil Index ER	U.S.	Narrow

Bats

RECEIVED
2016 DEC 21 PM 12: 41
SEC / TM

SEC
Mail Processing
Section
DEC 21 2016
Washington DC
412

December 20, 2016

Ms. Claudette Ransom
Mail Stop 6628
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Form 19b-4(e) – Bats BZX Exchange, Inc.

Ms. Ransom,

On behalf of Bats BZX Exchange, Inc., enclosed please find one (1) executed Form 19b-4(e) and 9 copies. The enclosed Form 19b-4(e) contains information regarding nine (9) derivative securities products that commenced trading on Bats BZX Exchange on December 14, 2016. Please contact me or Tami Schademann (913.815.7113) if you have any questions in connection with this matter.

Sincerely,

Anders Franzon
SVP, Associate General Counsel
913.815.7154

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	DEC 21 2016